Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Tax Contingency [Line Items]
Statutory income tax rate	(40.40%)	40.40%	(40.50%)
Net decrease in deferred tax assets	¥ 5,160
Unrecognized deferred tax liabilities	6,712
Deferred tax liability, undistributed earnings	1,134
Deferred tax assets	7,337	354
Deferred tax liabilities	1,111	2,073
Net operating loss carry forwards	106,566
Net operating loss carryforwards utilized	25	554	2,421
Unrecognized tax benefits that would reduce the effective tax rate, if recognized	1,484
Period in which changes to unrecognized tax benefits is not expected, months	12
Japan [Member]
Income Tax Contingency [Line Items]
Open tax years	April 1, 2007
Taiwan [Member]
Income Tax Contingency [Line Items]
Open tax years	2010
United States [Member]
Income Tax Contingency [Line Items]
Open tax years	2006
First Amendment [Member]
Income Tax Contingency [Line Items]
Statutory income tax rate	37.80%
Effective income tax amended rate start date	Apr. 01, 2012
Second Amendment [Member]
Income Tax Contingency [Line Items]
Statutory income tax rate	35.40%
Effective income tax amended rate start date	Apr. 01, 2015
Singapore [Member]
Income Tax Contingency [Line Items]
Statutory income tax rate	17.00%
Japanese Plans
Income Tax Contingency [Line Items]
Net operating loss carry forwards	78,354
Japanese Plans | Minimum [Member]
Income Tax Contingency [Line Items]
Expiration of Operating loss	2015
Japanese Plans | Maximum [Member]
Income Tax Contingency [Line Items]
Expiration of Operating loss	2021
Net Operating Losses With No Expiration Dates [Member]
Income Tax Contingency [Line Items]
Net operating loss carry forwards	24,300
Net Operating Losses With Expiration Dates [Member]
Income Tax Contingency [Line Items]
Net operating loss carry forwards	¥ 3,912
Net Operating Losses With Expiration Dates [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Expiration of Operating loss	2011
Net Operating Losses With Expiration Dates [Member] | Maximum [Member]
Income Tax Contingency [Line Items]
Expiration of Operating loss	2012